UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
January 14, 2011

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                75
                                              -----------
Form 13F Information Table Value Total:       $   564,335
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 12/31/10








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 3,629  42,062SH SOLE		       42,062
Alliance Res.	COM   01877r108	2,964  45,074SH	SOLE		       45,074
Altria Group    COM   02209S103 6,067 246,427SH SOLE                  246,427
Amedisys Inc.   COM   023436108 1,005  30,000SH SOLE                   30,000
Amerigroup Corp.COM   03073T102	  805  18,340SH SOLE                   18,340
Amsurg Corp.	COM   03232P405	  846  40,400SH SOLE		       40,400
Anadarko Pete	COM   032511107 1,055  13,865SH SOLE		       13,865
AT&T		COM   00206R102 5,922 201,580SH SOLE		      201,580
Barclays ETN	COM   06740C527	1,175  31,250SH SOLE                   31,250
Boardwalk Pipe.	COM   096627104 2,530  81,290SH SOLE		       81,290
Buckeye Partner COM   118230101 3,059  45,787SH SOLE                   45,787
Chevron Corp	COM   166764100 10,087 110,552SH SOLE	              110,552
ConocoPhillips  COM   20825C104 10,248 150,492SH SOLE                 150,492
Cooper Tire Rub COM   216831107   860  36,500SH SOLE                   36,500
Corinthian Coll COM   218868107   912 175,120SH SOLE                  175,120
Coventry Health COM   222862104   837  31,730SH SOLE                   31,730
Diamond Offshr  COM   25271C102 5,824  87,107SH SOLE                   87,107
Direxion Lg Cap COM   25459W854 2,692 307,000SH SOLE                  307,000
Direxion RlEst. COM   25459W334	1,116  62,000SH SOLE		       62,000
Eagle Rock Wts. COM   26985R120   602 200,000SH SOLE                  200,000
Eagle Rock      COM   26985r104 5,464 619,507SH SOLE                  619,507
Enbridge Energy COM   29250r106 2,204  35,340SH SOLE                   35,340
Enerplus Corp	COM   29274D604	1,509  48,938SH SOLE		       48,938
Energy Transfer COM   29273R109 1,871  36,122SH SOLE                   36,122
Enterprise Prod COM   293792107 2,756  66,242SH SOLE                   66,242
Excelon  	COM   30161N101 5,894 141,562SH SOLE                  141,562
First Energy    COM   337932107 2,277  61,524SH SOLE                   61,524
Freeport McM.	COM   35671D857 14,767 122,969SH SOLE                 122,969
FUQI Int'l      COM   36102A207 1,020 160,000SH SOLE                  160,000
Gamestop	COM   36467w109	  801  35,017SH SOLE                   35,017
General Elec	COM   369604103	3,057 167,158SH SOLE		      167,158
Genoptix	COM   37243V100   703  37,000SH SOLE                   37,000
Heinz		COM   423074103 1,898  38,378SH SOLE		       38,378
Hershey Co.	COM   427866108	6,239 132,342SH SOLE		      132,342
Home Depot	COM   437076102	5,315 151,625SH SOLE		      151,625
Intel Corp.     COM   458140100 6,980 331,948SH SOLE                  331,948
Ishares TR Dow  COM   464287739 2,238  40,000SH SOLE                   40,000
Johnson & John	COM   478160104 5,128  82,916SH SOLE                   82,916
Kimberly Clark  COM   494368103 4,757  75,471SH	SOLE                   75,471
Kinder Morgan   COM   494550106 2,463  35,068SH SOLE                   35,068
Lilly Eli & CO  COM   532457108 7,440 212,342SH SOLE                  212,342
Magellan Mid.   COM   559080106 2,576  45,598SH SOLE                   45,598
Merck & Co.	COM   589331107 6,226 172,768SH SOLE                  172,768
Mesa Royalty TR COM   590660106 1,017  20,651SH SOLE                   20,651
Neutral Tandem  COM   64128B108 1,083  75,000SH SOLE                   75,000
Norfolk SOuth   COM   655844108 8,121 129,276SH SOLE                  129,276
Nustar          COM   67058h102 3,241  46,654SH SOLE                   46,654
Nutri System    COM   67069D108 1,051  50,000SH SOLE                   50,000
Occidental Pet.	COM   674599105	299,685 3,054,900SH SOLE            3,054,900
Olin Corp	COM   680665205 8,181 398,720SH SOLE                  398,720
Penn VA         COM   707884102 1,756  62,006SH SOLE                   62,006
Penn West Ener. COM   707885109 1,484  62,047SH SOLE                   62,047
Pfizer		COM   717081103 7,522 429,640SH SOLE                  429,640
Philip Morris	COM   718172109	6,221 106,303SH SOLE		      106,303
Plains All Amer COM   726503105 2,542  40,492SH SOLE                   40,492
Proshares TR    COM   74347x856 6,118 315,222SH SOLE                  315,222
Santarus Inc.	COM   802817304   833 255,000SH SOLE                  255,000
S W S Group Inc COM   78503N107   934 185,000SH SOLE                  185,000
Sanderson Farms COM   800013104 1,174  30,000SH SOLE                   30,000
Fin. Sector SPDRCOM   81369Y605 2,537 159,104SH SOLE                  159,104
Smith & Wesson  COM   831756101   710 190,000SH SOLE                  190,000
Suncor Energy   COM   867229106   631  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,687  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 6,662 200,000SH SOLE                  200,000
Sysco Corp	COM   871829107 6,398 217,640SH SOLE                  217,640
T C Pipelines   COM   87233q108 2,989  57,488SH SOLE                   57,488
Total System SvcCOM   891906109   769  50,000SH SOLE                   50,000
Universal Corp	COM   913456109 7,685 188,831SH SOLE                  188,831
Universal ForestCOM   913543104   739  19,000SH SOLE                   19,000
Valero Energy   COM   91913Y100 6,072 262,642SH SOLE                  262,642
Vanguard GNMA   COM   922031307   397  37,019SH SOLE                   37,019
Verizon Comm	COM   92343V104 7,566 211,484SH SOLE                  211,484
Viropharma Inc. COM   928241108 1,463  84,470SH SOLE                   84,470
Wal-Mart 	COM   931142103	5,962 110,552SH SOLE		      110,552
Weyerhaeuser	COM   962166104	4,251 224,615SH SOLE		      224,615





REPORT SUMMARY:   75        564,335